Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Summary Of Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset	$ 23,168,000	$ 0	$ 0
Operating lease, liability	29,962,000
Impairment losses on long-lived assets	0	$ 0
Deferred rent	7,000,000
Accounting Standards Update 2016-02 [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating lease, right-of-use asset	26,100,000
Operating lease, liability	$ 33,000,000